Note 3 - Significant Accounting Policies (Details) - CAD	12 Months Ended
	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Accounting Policies [Abstract]
Revenue Recognition, Milestone Method, Revenue Recognized	CAD 0	CAD 0	CAD 354,153
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	7,540,266	7,128,082	7,149,283